BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 15,677	$ 941
Restricted cash	13	6
Prepaid clinical trial expenses and deferred clinical trial costs	1,294
Prepaid expenses and other current assets	807	25
Total current assets	17,791	972
Property and equipment, net	10		[1]
Other non-current assets		192
Total assets	17,801	1,164
Current liabilities:
Trade payables	720
Other accounts payable and accrued expenses	241	166
August and December 2019 Convertible notes		1,032
Convertible notes		5,141
Total current liabilities	961	6,339
Non-current liabilities:
Provision for tax benefits	220
Derivative warrant liability		447
Total non-current liabilities	220	447
Commitments and contingencies
Temporary equity:
Convertible preferred shares, NIS 0.03 par value; Authorized: 18,300,000 shares; Issued and outstanding: 2,954,267 shares; Aggregate liquidation preference of $0 and $15,250 as of December 31, 2020 and 2019, respectively		6,621
Shareholders' deficit:
Ordinary shares, NIS 0.03 par value; Authorized: 16,666,667 and 4,700,000 shares as of December 31, 2020 and 2019, respectively; Issued and outstanding: 8,758,037 and 576,556 shares as of December 31, 2020 and 2019, respectively;	78	5
Additional paid-in capital	33,023	180
Accumulated deficit	(16,481)	(12,428)
Total shareholders' equity (deficit)	16,620	(12,243)
Total liabilities, temporary equity and shareholders' equity (deficit)	$ 17,801	$ 1,164

[1]	Less than $1